Condensed Income Statement and Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended			12 Months Ended				43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Sales	$ 205,604	$ 132,905	$ 138,050	$ 99,615	$ 26,261	$ 21,702	$ 8,533	$ 1,904	$ 3,018	$ 394,651		$ 263,927	$ 396,831	$ 35,157	$ 7,093	[1]
Cost of sales:
Costs excluding depreciation and amortization	(184,128)		(50,602)							(337,769)		(105,670)	(177,890)	(37,591)	(18,080)	[1]
Selling, general and administrative	(31,468)		(12,182)							(78,721)		(31,465)	(64,387)	(47,513)	(12,685)	[1]
Depreciation and amortization	(10,612)		(5,056)							(19,065)		(9,588)	(733)	(319)	(3,705)	[1]
Gross profit	10,864		82,392							37,817		148,669			(14,692)	[1]
Operating expenses:
Corporate development	(1,073)		(573)							(19,379)		(3,889)
Depreciation, amortization and accretion	(9,723)		(544)							(12,361)		(1,384)			(1,197)	[1]
Research and development	(8,929)		(2,148)							(18,628)		(5,165)	(8,300)	(2,476)	(1,500)
Accretion expense		(241)		(240)	(234)	(217)	(216)	(216)	(263)	(897)			(955)	(912)	(1,006)
Operating (loss) income	(40,329)	45,950	66,945	41,940	(1,971)	(9,920)	(10,152)	(23,336)	(7,770)	(91,272)		106,766	152,866	(51,178)	(28,574)	[1]
Other (expense) income:
Other (expense) income	(57)	(1)	(117)	133	(168)	75	14	45	21	(37,615)		(152)	(153)	155	181	[1]
Foreign exchange (losses) gains, net	1,910	(3,415)	(2,000)							724		(1,850)	(5,415)	0	0
Interest expense, net	(5,269)	73	(671)	70	140	256	(7)			(14,989)		(461)	(388)	249	(194)	[1]
Interest income (expense) from intercompany notes	0		0							0		0	0
Equity earnings from consolidated subsidiaries	0		0							0		0	0	0	0	[1]
Total other expense	(3,416)		(2,788)							(51,880)		(2,463)	(5,956)	404	(13)	[1]
(Loss) income before income taxes and equity earnings	(43,745)		64,157							(143,152)		104,303	146,910	(50,774)	(28,587)
Income tax benefit	28,956	(15,933)	(19,056)	6,612	(199)					58,442		(12,643)	(28,576)	0	0		(28,576)
Equity in results of affiliates	(662)		0							(1,146)		0
Net (loss) income	(15,451)	26,674	45,101	48,755	(2,198)					(85,856)		91,660	118,334	(50,774)	(28,587)	[1]
Net (income) loss attributable to noncontrolling interest	(3,440)	(95)	255	(968)						(4,120)		(713)	(808)	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891)	26,579	45,356	47,787	(2,198)	(9,589)	(10,145)	(23,291)	(7,749)	(89,976)		90,947	117,526	(50,774)	(28,587)
Other comprehensive income:
Foreign currency translation adjustments	526		(5,564)							(1,165)	8,500	(4,240)	(8,481)	0	0
Comprehensive (loss) income	(14,925)		39,537							(87,021)		87,420	109,853	(50,774)	(28,587)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(11,485)		40,346							(82,901)		87,130	109,468	(50,774)	(28,587)
Noncontrolling interest	(3,440)		(809)							(4,120)		290	385	0	0
Parent
Condensed Financial Statements, Captions [Line Items]
Sales	0		0							0		0	0	0	0
Cost of sales:
Costs excluding depreciation and amortization	0		0							0		0	0	0	0
Selling, general and administrative	(29)		(592)							45		(3,903)	(7)	(436)	0
Depreciation and amortization	0		0							0		0	0	0	0
Gross profit	0		0							0		0			0
Operating expenses:
Corporate development	0		0							(46)		0
Depreciation, amortization and accretion	0		0							0		0			0
Research and development	0		0							0		0
Accretion expense													0	0
Operating (loss) income	(29)		(592)							(1)		(3,903)	(7)	(436)	0
Other (expense) income:
Other (expense) income	0		0							0		0	0	0	0
Foreign exchange (losses) gains, net	0		0							0		0	0
Interest expense, net	(2,920)		(599)							(12,602)		(295)	(499)	249	0
Interest income (expense) from intercompany notes	453		61							1,326		61	424
Equity earnings from consolidated subsidiaries	(16,395)		46,486							(78,699)		95,084	117,608	(50,587)	(28,587)
Total other expense	(18,862)		45,948							(89,975)		94,850	117,533	(50,338)	(28,587)
(Loss) income before income taxes and equity earnings	(18,891)		45,356							(89,976)		90,947	117,526
Income tax benefit	0		0							0		0	0
Equity in results of affiliates	0									0
Net (loss) income	(18,891)		45,356							(89,976)		90,947	117,526	(50,774)	(28,587)
Net (income) loss attributable to noncontrolling interest	0												0
Net (loss) income attributable to Molycorp stockholders	(18,891)		45,356							(89,976)		90,947	117,526
Other comprehensive income:
Foreign currency translation adjustments	0		0							0		0	0
Comprehensive (loss) income	(18,891)		45,356							(89,976)		90,947	117,526
Comprehensive (loss) income attributable to:
Molycorp stockholders	(18,891)		45,356							(89,976)		90,947	117,526
Noncontrolling interest	0		0							0		0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales	26,103		139,326							121,172		252,132	365,490	35,157	7,093
Cost of sales:
Costs excluding depreciation and amortization	(38,919)		(62,259)							(105,185)		(115,622)	(168,362)	(37,591)	(18,080)
Selling, general and administrative	(20,147)		(11,374)							(62,746)		(25,784)	(61,926)	(47,077)	(12,685)
Depreciation and amortization	(3,375)		(2,440)							(7,539)		(6,820)	(423)	(319)	(3,705)
Gross profit	(16,191)		74,627							8,448		129,690			(14,692)
Operating expenses:
Corporate development	(1,073)		(573)							(19,333)		(3,889)
Depreciation, amortization and accretion	(742)		(148)							(1,441)		(988)			(1,197)
Research and development	(2,497)		(2,148)							(10,584)		(5,165)
Accretion expense													(955)	(912)
Operating (loss) income	(40,650)		60,384							(85,656)		93,864	133,824	(50,742)	(28,574)
Other (expense) income:
Other (expense) income	(68)		(117)							(37,562)		(152)	(153)	155	181
Foreign exchange (losses) gains, net	(3)		0							(5)		0	0
Interest expense, net	(1,076)		(11)							(194)		(3)	248	0	(194)
Interest income (expense) from intercompany notes	(324)		(24)							(967)		(24)	(296)
Equity earnings from consolidated subsidiaries	4,090		5,309							(18,302)		14,041	12,485	0	0
Total other expense	2,619		5,157							(57,030)		13,862	12,284	155	(13)
(Loss) income before income taxes and equity earnings	(38,031)		65,541							(142,686)		107,726	146,108
Income tax benefit	23,537		(19,055)							51,962		(12,642)	(28,500)
Equity in results of affiliates	(682)									(1,475)
Net (loss) income	(15,176)		46,486							(92,199)		95,084	117,608	(50,587)	(28,587)
Net (income) loss attributable to noncontrolling interest	0												0
Net (loss) income attributable to Molycorp stockholders	(15,176)		46,486							(92,199)		95,084	117,608
Other comprehensive income:
Foreign currency translation adjustments	0		0							0		0	0
Comprehensive (loss) income	(15,176)		46,486							(92,199)		95,084	117,608
Comprehensive (loss) income attributable to:
Molycorp stockholders	(15,176)		46,486							(92,199)		95,084	117,608
Noncontrolling interest	0		0							0		0	0
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales	192,060		35,910							293,794		68,568	100,398
Cost of sales:
Costs excluding depreciation and amortization	(157,768)		(25,529)							(252,899)		(46,821)	(78,585)
Selling, general and administrative	(11,292)		(216)							(16,020)		(1,778)	(2,454)
Depreciation and amortization	(7,237)		(2,616)							(11,526)		(2,768)	(310)
Gross profit	27,055		7,765							29,369		18,979
Operating expenses:
Corporate development	0		0							0		0
Depreciation, amortization and accretion	(8,981)		(396)							(10,920)		(396)
Research and development	(6,432)		0							(8,044)		0
Accretion expense													0
Operating (loss) income	350		7,153							(5,615)		16,805	19,049
Other (expense) income:
Other (expense) income	11		0							(53)		0	0
Foreign exchange (losses) gains, net	1,913		(2,000)							729		(1,850)	(5,415)
Interest expense, net	(1,273)		(61)							(2,193)		(163)	(137)
Interest income (expense) from intercompany notes	(129)		(37)							(359)		(37)	(128)
Equity earnings from consolidated subsidiaries	0		0							0		0	0
Total other expense	522		(2,098)							(1,876)		(2,050)	(5,680)
(Loss) income before income taxes and equity earnings	872		5,055							(7,491)		14,755	13,369
Income tax benefit	5,419		(1)							6,480		(1)	(76)
Equity in results of affiliates	20									329
Net (loss) income	6,311		5,054							(682)		14,754	13,293
Net (income) loss attributable to noncontrolling interest	(3,440)		255									(713)	(808)
Net (loss) income attributable to Molycorp stockholders	2,871		5,309							(4,802)		14,041	12,485
Other comprehensive income:
Foreign currency translation adjustments	526		(5,564)							(1,165)		(4,240)	(8,481)
Comprehensive (loss) income	6,837		(510)							(1,847)		10,514	4,812
Comprehensive (loss) income attributable to:
Molycorp stockholders	10,277		299							2,273		10,224	4,427
Noncontrolling interest	(3,440)		(809)							(4,120)		290	385
Eliminations
Condensed Financial Statements, Captions [Line Items]
Sales	(12,559)		(37,186)							(20,315)		(56,773)	(69,057)	0	0
Cost of sales:
Costs excluding depreciation and amortization	12,559		37,186							20,315		56,773	69,057	0	0
Selling, general and administrative	0		0							0		0	0	0	0
Depreciation and amortization	0		0							0		0	0	0	0
Gross profit	0		0							0		0			0
Operating expenses:
Corporate development	0		0							0		0
Depreciation, amortization and accretion	0		0							0		0			0
Research and development	0		0							0		0
Accretion expense													0	0
Operating (loss) income	0		0							0		0	0	0	0
Other (expense) income:
Other (expense) income	0		0							0		0	0	0	0
Foreign exchange (losses) gains, net	0		0							0		0	0
Interest expense, net	0		0							0		0	0	0	0
Interest income (expense) from intercompany notes	0		0							0		0	0
Equity earnings from consolidated subsidiaries	12,305		(51,795)							97,001		(109,125)	(130,093)	50,587	28,587
Total other expense	12,305		(51,795)							97,001		(109,125)	(130,093)	50,587	28,587
(Loss) income before income taxes and equity earnings	12,305		(51,795)							97,001		(109,125)	(130,093)
Income tax benefit	0		0							0		0	0
Equity in results of affiliates	0									0
Net (loss) income	12,305		(51,795)							97,001		(109,125)	(130,093)	50,587	28,587
Net (income) loss attributable to noncontrolling interest	0												0
Net (loss) income attributable to Molycorp stockholders	12,305		(51,795)							97,001		(109,125)	(130,093)
Other comprehensive income:
Foreign currency translation adjustments	0		0							0		0	0
Comprehensive (loss) income	12,305		(51,795)							97,001		(109,125)	(130,093)
Comprehensive (loss) income attributable to:
Molycorp stockholders	12,305		(51,795)							97,001		(109,125)	(130,093)
Noncontrolling interest	$ 0		$ 0							$ 0		$ 0	$ 0

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.